Vessels, containers, equipment and other tangible assets - Components and Movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,844.0	$ 4,637.0
Ending balance	7,041.6	6,844.0	$ 4,637.0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,937.3	10,929.5
Additions	507.3	3,219.7
Disposals	(94.3)	(30.9)
Lease Modifications and terminations	444.6	(177.7)
Effect of movements in exchange rates	1.8	(3.3)
Ending balance	14,796.7	13,937.3	10,929.5
Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,096.5	6,293.5
Depreciation	1,266.2	1,129.0
Impairment reversal, credit	(137.0)
Disposals	(50.1)	(22.2)
Lease Modifications and terminations	(398.9)	(301.9)
Effect of movements in exchange rates	1.2	(1.9)
Ending balance	7,777.9	7,096.5	6,293.5
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,733.0	3,757.9
Payment on account of tangible assets		1.0
Ending balance	5,801.7	5,733.0	3,757.9
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,486.0	8,760.2
Additions	264.5	2,865.6
Lease Modifications and terminations	474.4	(139.8)
Ending balance	12,224.9	11,486.0	8,760.2
Vessels | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,753.0	5,002.3
Depreciation	1,140.8	1,023.6
Impairment reversal, credit	(96.7)
Lease Modifications and terminations	(373.9)	(272.9)
Ending balance	6,423.2	5,753.0	5,002.3
Containers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,010.1	792.9
Payment on account of tangible assets	22.8	3.2	3.2
Ending balance	1,079.3	1,010.1	792.9
Containers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,144.1	1,871.7
Additions	196.5	328.7
Disposals	(88.4)	(19.1)
Lease Modifications and terminations	(28.6)	(37.2)
Ending balance	2,223.6	2,144.1	1,871.7
Containers and equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,134.0	1,078.8
Depreciation	108.0	98.3
Impairment reversal, credit	(27.9)
Disposals	(44.8)	(14.1)
Lease Modifications and terminations	(25.0)	(29.0)
Ending balance	1,144.3	1,134.0	1,078.8
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13.1	9.7
Other property and equipment	121.1	84.6	75.5
Ending balance	16.7	13.1	9.7
Computer systems and communication equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69.4	67.1
Additions	5.6	5.4
Disposals	(3.4)	(2.6)
Lease Modifications and terminations	2.0
Effect of movements in exchange rates	0.3	(0.5)
Ending balance	73.9	69.4	67.1
Computer systems and communication equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56.3	57.4
Depreciation	4.3	1.9
Impairment reversal, credit	(0.3)
Disposals	(3.4)	(2.5)
Effect of movements in exchange rates	0.3	(0.5)
Ending balance	57.2	56.3	57.4
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	237.8	230.5
Additions	40.7	20.0
Disposals	(2.5)	(9.2)
Lease Modifications and terminations	(3.2)	(0.7)
Effect of movements in exchange rates	1.5	(2.8)
Ending balance	274.3	237.8	230.5
Others | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153.2	155.0
Depreciation	13.1	5.2
Impairment reversal, credit	(12.1)
Disposals	(1.9)	(5.6)
Effect of movements in exchange rates	0.9	(1.4)
Ending balance	153.2	153.2	155.0
Payments on account, net of total | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Payment on account of tangible assets	22.8	3.2	1.0
Total of Vessels and payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,733.0	3,758.9
Ending balance		5,733.0	3,758.9
Total of Containers and equipment and Payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,013.3	792.9
Ending balance	1,102.1	1,013.3	792.9
Total Computer systems and communication equipment, and Other property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	97.7	85.2
Ending balance	$ 137.8	$ 97.7	$ 85.2